Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Period-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2203	7.296
Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2064		7.0533